Related Party Transactions (LendingClub Corp) (Details Narrative) 10Q - LendingClub Corp [Member] - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Apr. 02, 2016
Related Party Fund [Member] | Investor Fees [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Income	$ 354
Related Party Fund [Member]
Related Party Transaction [Line Items]
Loans	22,500
Affiliated Entity [Member] | Related Party Fund [Member]
Related Party Transaction [Line Items]
Expense	$ 2,300
Related Party Fund [Member]
Related Party Transaction [Line Items]
Equity method investment		$ 10,000
Ownership		15.00%
Related Party Fund [Member] | The Company, CEO, and Director [Member]
Related Party Transaction [Line Items]
Ownership		29.00%
Related Party Fund [Member] | The Company And A Director [Member]
Related Party Transaction [Line Items]
Ownership	27.00%